Share Capital - Schedule of Share Premium and Other Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Premium and Other Reserves [Abstract]
Share premium	$ 600
Other reserves	(110,345)
Total share premium and other reserves	$ (109,745)